Advances of Federal Home Loan Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 106	$ 10,022
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	106	0
Federal Home Loan Bank Advances One [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	0	200
Federal Home Loan Bank Advances Two [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 9,822